Other Expenses (Schedule of Other Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Expenses [abstract]
Write-down (recovery) of investment in associates	$ (194)	$ 2,706
Write off of mineral properties	878	1,554
Loss on disposal of assets and other write-downs	484	67
Write-off of accounts receivable	447
Other expenses (income)	(308)	284
Care and maintenance costs related to COVID-19	3,121
Other (income) expenses	$ 4,428	$ 4,611